Loan Receivables	12 Months Ended
Sep. 30, 2025
Loan Receivables [Abstract]
LOAN RECEIVABLES

4. LOAN RECEIVABLES

As of September 30, 2025 and 2024, loan receivables was $50.00 million and nil.

In 2025, the Company entered into a “Loan Agreement” with a third party. Pursuant to the Loan Agreement, the Company loaned up to the amount of $50 million to the third party at the annual interest rate of 6% of 5 years.